INVENTORY, NET (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of current inventories

(US$ MILLIONS)	2023	2022
Raw materials and consumables	$52	$270
Work in progress	—	155
Finished goods and other	9	210
Carrying amount of inventories (1)	$61	$635
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(1)The change in the balance from December 31, 2022 was primarily from $575 million of dispositions related to the deconsolidation of the company’s nuclear technology services operation.
Disclosure of inventory obsolescence provision
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Inventory obsolescence provision - beginning	$14	$10
Add: increase in provision	6	7
Deduct: inventory obsolescence write off	(2)	(1)
Deduct: dispositions	(10)	—
Impact of foreign exchange	—	(2)
Inventory obsolescence provision - ending	$8	$14